UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Managing Director / Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            08/10/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $543,640
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.            028-11626                         Indus Partners, LLC
----       ----------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2            COLUMN 3      COLUMN 4       COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                                                                  VALUE                 PUT/   INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP         (x$1000)   SHARES     CALL   DSCRTN     MNGRS   SOLE  SHARED  NONE
APACHE CORP                     COMMON              037411105      15,861      232,400         SHARED     1        0     232,400  0
BAXTER INTL INC                 COMMON              071813109      38,043    1,034,900  CALL   SHARED     1        0   1,034,900  0
BAXTER INTL INC                 COMMON              071813109      43,314    1,178,300         SHARED     1        0   1,178,300  0
CHEVRON CORP                    COMMON              166764100      21,082      339,700         SHARED     1        0     339,700  0
CHINA GRENTECH CORP LTD         ADR                 16938P107       4,349      408,000         SHARED     1        0     408,000  0
ISHARES TR                      MSCI EMERG MKT      464287234      49,063      522,500  PUT    SHARED     1        0     522,500  0
KOOKMIN BK                      SPONSORED ADR       50049M109      17,085      205,700         SHARED     1        0     205,700  0
MACQUARIE INFRASTRUCTURE CO     SH BEN INT          55607X108         828       30,000         SHARED     1        0      30,000  0
MORGAN STANLEY EMER MKTS DEB    COMMON              61744H105         482       52,800         SHARED     1        0      52,800  0
NEWFIELD EXPL CO                COMMON              651290108       5,824      119,000         SHARED     1        0     119,000  0
NASDAQ 100 TR                   UNIT SER 1          631100104      37,452      966,000  PUT    SHARED     1        0     966,000  0
RETAIL HLDRS TR                 DEP RCPT            76127U101     213,062    2,252,000  PUT    SHARED     1        0   2,252,000  0
SPX CORP                        COMMON              784635104      16,513       13,000  PUT    SHARED     1        0      13,000  0
STREETTRACKS GOLD TR            GOLD SHS            863307104       5,413       88,400         SHARED     1        0      88,400  0
TALISMAN ENERGY INC             COMMON              87425E103      75,269    4,306,000         SHARED     1        0   4,306,000  0



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